Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income before Income Taxes	¥ 412,561	¥ 395,730	¥ 435,501
Tax provision computed at statutory rate	129,957	124,655	138,054
Increases (reductions) in taxes due to:
Change in valuation allowance	2,505	(329)	(6,971)
Nondeductible expenses	4,319	4,431	3,000
Nontaxable income	(3,612)	(15,176)	(4,464)
Effect of lower tax rates on certain subsidiaries	(24,862)	(17,950)	(5,713)
Effect of investor taxes on earnings of subsidiaries	3,039	(26,756)	3,831
Effect of the tax law and rate changes	(6,642)	(1,264)	(16,232)
Other, net	1,133	1,080	2,407
Provision for income taxes	¥ 105,837	¥ 68,691	¥ 113,912